TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of company's loss before income tax and share of net (loss) income of equity investees

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
PRC	(1,058,804)	(1,353,896)	(1,229,979)	(189,045)
Non-PRC	(627)	(9,057)	12,591	1,936

	(1,059,431)	(1,362,953)	(1,217,388)	(187,109)

Schedule of current and deferred components of income tax expense
	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current income tax	—	(570)	(11,536)	(1,773)
Deferred income tax	—	—	1,680	258

	—	(570)	(9,856)	(1,515)

Reconciliation of the differences between PRC statutory tax rate and the Group's effective tax rate

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loss before income taxes and share of net (loss) income of equity investees	(1,059,431)	(1,362,953)	(1,217,388)	(187,109)

Income tax computed at the statutory tax rate of 25%	264,858	340,738	304,346	46,779
Non-deductible expenses	(10,268)	(19,102)	(113,139)	(17,389)
Effect of different tax rates in different jurisdictions and preferential tax rate	(349)	(69)	(4,220)	(649)
Tax incentive in relation to deduction limits of certain expenses	1,175	3,139	9,441	1,451
Non-taxable income	332	3,333	13,985	2,149
Over-accrued EIT for previous years	—	—	(154)	(24)
Deferred tax	—	—	(19,362)	(2,977)
Unutilized expired tax loss	(7,058)	(11,099)	(31,373)	(4,822)
Change in valuation allowance	(248,690)	(317,510)	(169,380)	(26,033)

	—	(570)	(9,856)	(1,515)

Schedule of Components of Deferred tax

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	126,852	181,914	27,960
Customer advances and deposits	32,199	41,367	6,358
Allowance for doubtful accounts and inventory provision	7,839	11,298	1,736
Depreciation and amortization expense	47,107	39,892	6,131
Net operating losses carrying forward	681,588	806,782	124,000

Total deferred tax assets	895,585	1,081,253	166,185
Valuation allowance*	(895,585)	(1,081,253)	(166,185)

Total deferred tax assets net of valuation allowance	—	—	—

*The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries and VIE that are in a cumulative loss as of December 31, 2016 and 2017. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Deferred tax liabilities
Long-lived assets arising from acquisition	—	31,688	4,870

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Beginning balance	27,193	44,353	6,817
Additions based on tax positions related to current year	22,977	72,332	11,117
Decreases based on tax positions related to prior years	(5,817)	(10,309)	(1,584)

Ending balance	44,353	106,376	16,350